Derivative Liabilities (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Average expected volatility		35.89%
Remaining expected term	6 years 6 months	6 years 6 months
Expected dividend rate	$ 0	$ 0
Closing price per share of common stock	0.18	2.40
Exercise price of warrants per share of common stock	$ 0.0218	$ 0.0218
Minimum [Member]
Average expected volatility	43.01%
Average risk free interest rate	1.63%	0.79%
Maximum [Member]
Average expected volatility	50.14%
Average risk free interest rate	1.96%	0.75%
Debt [Member] | Minimum [Member]
Average expected volatility	23.09%	30.19%
Remaining expected term	10 days	6 months
Average risk free interest rate	0.02%	0.12%
Debt [Member] | Maximum [Member]
Average expected volatility	38.77%	34.76%
Remaining expected term	9 months 24 days	15 months 24 days
Average risk free interest rate	0.22%	0.38%
Warrants [Member]
Remaining expected term	4 years 2 months 12 days	4 years 9 months 18 days
Average risk free interest rate	1.57%	1.63%
Warrants [Member] | Minimum [Member]
Average expected volatility	37.06%	37.92%
Warrants [Member] | Maximum [Member]
Average expected volatility	37.07%	38.05%
Put Option [Member]
Average expected volatility	37.32%	35.47%
Remaining expected term	2 years 6 months	3 years
Average risk free interest rate	2.63%	2.47%
Notes [Member]
Remaining expected term		15 months 24 days